Note 25 Investments in listed markets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash or cash equivalents in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	€ 169	€ 24	€ 38
Debt securities government bonds in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	2,270	2,394	2,707
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	0	1	1
Total investments in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	2,439	2,418	2,747
Of which bank account in BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	7	3	4
Of which debt securities issued by BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	0	0	0
Of which property occupied by BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	€ 0	€ 0	€ 0